Going Concern (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Going Concern [Abstract]
Stockholders' deficit	$ 152,864	$ 124,043
Working capital		123,543
Net losses		$ 123,543
Accumulated deficit	$ 153,364